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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [_]; Amendment Number: _______

This Amendment (Check only one.):             [_] is a restatement.
                                              [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       StepStone Group LP

Address:    4350 La Jolla Village Drive, Suite 800
            San Diego, California 92122

13F File Number: 028-15126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jason Ment
Title: General Counsel and Chief Compliance Officer of StepStone Group Holdings LLC, general partner of StepStone Group LP
Phone:  (212) 351-6121

Signature, Place, and Date of Signing:

/s/ Jason Ment                  New York, NY                  May 15, 2013
----------------------------    ----------------------------  --------------
[Signature]                     [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form13F Information Table Entry Total:               11

Form13F Information Table Value Total:     $    149,504
                                           ------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      2

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                          FORM 13F INFORMATION TABLE

                                                                                                       VOTING AUTHORITY
                                                    VALUE   SHARES /  SH / PUT / INVESTMENT  OTHER   ---------------------
NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000) PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE    SHARED NONE
--------------            -------------- --------- -------- --------- ---- ----- ---------- -------- --------- ------ ----

QUINSTREET INC            COM            74874Q100    1,612   270,114 SH         SOLE       N/A        270,114      0    0

ZYNGA INC                 CL A           98986T108    6,593 1,962,360 SH         SOLE       N/A      1,962,360      0    0

FIDUS INVT CORP           COM            316500107    4,981   260,105 SH         SOLE       N/A        260,105      0    0

C&J ENERGY SVCS INC       COM            12467B304   59,158 2,583,345 SH         SOLE       N/A      2,583,345      0    0

APACHE CORP               COM            37411105    45,640   593,193 SH         SOLE       N/A        593,193      0    0

EDUCATION MGMT CORP NEW   COM            28140M103    4,372 1,191,519 SH         SOLE       N/A      1,191,519      0    0

CAESARS ENTMT CORP        COM            127686103   26,407 1,665,032 SH         SOLE       N/A      1,665,032      0    0

REACHLOCAL INC            COM            75525F104      480    32,081 SH         SOLE       N/A         32,081      0    0

MILLENNIAL MEDIA INC      COM            60040N105      111    17,542 SH         SOLE       N/A         17,542      0    0

RPX CORP                  COM            74972G103       62     4,396 SH         SOLE       N/A          4,396      0    0

HALLADOR ENERGY COMPANY   COM            40609P105       85    12,324 SH         SOLE       N/A         12,324      0    0